Earnings per share (Tables)	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended			For the nine months ended
$ millions, except number of shares and per share amounts	2025 Jul. 31	2025 Apr. 30	2024 Jul. 31	2025 Jul. 31	2024 Jul. 31
Basic earnings per share
Net income attributable to equity shareholders	$2,094	$1,998	$1,786	$6,255	$5,241
Less: Preferred share dividends and distributions on other equity instruments	82	78	63	248	191
Net income attributable to common shareholders	$2,012	$1,920	$1,723	$6,007	$5,050
Weighted-average common shares outstanding (thousands)	932,258	938,495	943,467	937,588	937,696
Basic earnings per share	$2.16	$2.05	$1.83	$6.41	$5.39
Diluted earnings per share
Net income attributable to common shareholders	$2,012	$1,920	$1,723	$6,007	$5,050
Weighted-average common shares outstanding (thousands)	932,258	938,495	943,467	937,588	937,696
Add: Stock options potentially exercisable (1) (thousands)	5,260	4,253	2,317	4,991	1,596
Weighted-average diluted common shares outstanding (thousands)	937,518	942,748	945,784	942,579	939,292
Diluted earnings per share	$2.15	$2.04	$1.82	$6.37	$5.38
(1)
Excludes average options outstanding of nil (April
30, 2025
: 2,422,512; July 31, 2024: 2,553,244) with a weighted-average exercise price of nil (April 30, 2025: $94.35; July 31, 2024: $70.05) for the quarter ended July 31, 2025, and average options outstanding of 2,150,302 (July 31, 2024: 2,553,244) with a weighted-average price of $94.35 (July 31, 2024: $70.05) for the nine months ended July 31, 2025, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.